Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Three
Director M
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director M, First Horizon Director M, Director M Platinum, AmSouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Director M, Wells Fargo Director M, Classic Director M, and Director M Ultra]

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Three
Director M
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: The Director M and Wells Fargo Director M]
Director M Outlook
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. The marketing names include The Director M Outlook and Wells Fargo Director M Outlook]

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
Leaders Series IV
[This contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the contract was sold. These marketing names include: Series IV of Leaders, Leaders Access, Leaders Plus, and Leaders Outlook]

Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Ten
Putnam Capital Manager Series I-IV
Putnam Capital Manager Series V

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten
Putnam Capital Manager Series V

Supplement dated August 20, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus and updating summary prospectus.

Effective August 1, 2026, all references to “The Putnam Advisory Company, LLC” as Subadvisor in Appendix A (and Appendix A.1, if applicable) are removed and replaced with “Templeton Asset Management Ltd.”.

HV-8292